Quarterly Holdings Report
for
Fidelity® SAI Real Estate Index Fund
April 30, 2022

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.
SV8-NPRT3-0622
1.9867772.106
Common Stocks - 99.7%
	Shares	Value ($)
Equity Real Estate Investment Trusts (REITs) - 95.3%
REITs - Apartments - 12.2%
American Campus Communities, Inc.	53,579	3,464,954
American Homes 4 Rent Class A	117,146	4,640,153
Apartment Investment & Management Co. Class A (a)	57,064	359,503
AvalonBay Communities, Inc.	54,038	12,292,564
Camden Property Trust (SBI)	39,910	6,261,480
Centerspace	5,552	512,228
Equity Residential (SBI)	137,508	11,206,902
Essex Property Trust, Inc.	25,196	8,296,287
Independence Realty Trust, Inc.	42,355	1,154,597
Invitation Homes, Inc.	233,632	9,303,226
Mid-America Apartment Communities, Inc.	44,801	8,811,461
UDR, Inc.	119,873	6,378,442
		72,681,797
REITs - Diversified - 24.5%
Alexander & Baldwin, Inc.	26,720	566,464
Apartment Income (REIT) Corp.	60,901	2,994,502
Apple Hospitality (REIT), Inc.	83,957	1,485,199
Armada Hoffler Properties, Inc.	24,392	330,512
Broadstone Net Lease, Inc.	62,153	1,285,946
Cousins Properties, Inc.	57,457	2,062,706
Crown Castle International Corp.	167,802	31,078,608
Digital Realty Trust, Inc.	110,369	16,127,118
Digitalbridge Group, Inc. (a)	203,589	1,416,979
Duke Realty Corp.	147,580	8,080,005
EPR Properties	29,191	1,533,111
Equinix, Inc.	34,979	25,152,699
Gaming & Leisure Properties	88,535	3,929,183
Gladstone Commercial Corp.	13,948	293,466
Gladstone Land Corp.	13,282	483,465
Global Net Lease, Inc.	37,382	524,469
Lamar Advertising Co. Class A	34,159	3,771,495
Necessity Retail (REIT), Inc./The	45,235	337,905
NexPoint Residential Trust, Inc.	8,777	782,557
One Liberty Properties, Inc.	7,504	214,990
Outfront Media, Inc.	58,513	1,497,933
Potlatch Corp.	26,782	1,483,455
Preferred Apartment Communities, Inc. Class A	20,343	506,134
PS Business Parks, Inc.	7,873	1,473,826
Safehold, Inc.	7,820	336,651
SBA Communications Corp. Class A	42,256	14,667,480
Store Capital Corp.	98,177	2,791,172
Uniti Group, Inc.	94,876	1,175,514
VICI Properties, Inc.	372,819	11,113,734
Vornado Realty Trust	63,976	2,476,511
Washington REIT (SBI)	29,328	706,512
WP Carey, Inc.	70,698	5,710,277
		146,390,578
REITs - Health Care - 7.4%
CareTrust (REIT), Inc.	40,238	652,258
Community Healthcare Trust, Inc.	10,460	385,137
Diversified Healthcare Trust (SBI)	91,584	206,064
Global Medical REIT, Inc.	26,896	396,985
Healthcare Realty Trust, Inc.	57,273	1,550,953
Healthcare Trust of America, Inc.	84,839	2,584,196
Healthpeak Properties, Inc.	207,102	6,795,017
LTC Properties, Inc.	14,550	480,150
Medical Properties Trust, Inc.	233,073	4,286,212
Physicians Realty Trust	82,730	1,417,992
Sabra Health Care REIT, Inc.	88,540	1,034,147
Universal Health Realty Income Trust (SBI)	4,986	250,247
Ventas, Inc.	154,404	8,577,142
Welltower, Inc.	168,698	15,319,465
		43,935,965
REITs - Health Care Facilities - 0.6%
National Health Investors, Inc.	16,790	865,189
Omega Healthcare Investors, Inc.	94,078	2,397,107
		3,262,296
REITs - Hotels - 2.6%
Chatham Lodging Trust (a)	16,696	239,755
DiamondRock Hospitality Co. (a)	85,181	904,622
Host Hotels & Resorts, Inc.	278,335	5,664,117
Park Hotels & Resorts, Inc.	93,432	1,841,545
Pebblebrook Hotel Trust	52,288	1,276,873
RLJ Lodging Trust	66,636	934,237
Ryman Hospitality Properties, Inc. (a)	20,707	1,935,690
Service Properties Trust	67,797	550,512
Summit Hotel Properties, Inc. (a)	41,769	412,260
Sunstone Hotel Investors, Inc. (a)	86,667	1,061,671
Xenia Hotels & Resorts, Inc. (a)	45,234	872,564
		15,693,846
REITs - Industrial Buildings - 0.4%
Stag Industrial, Inc.	69,306	2,586,500
REITs - Management/Investment - 10.6%
American Assets Trust, Inc.	20,001	732,037
American Tower Corp.	176,704	42,589,198
Empire State Realty Trust, Inc.	56,420	487,469
iStar Financial, Inc.	28,239	475,545
LXP Industrial Trust (REIT)	105,916	1,329,246
National Retail Properties, Inc.	68,112	2,986,030
Rayonier, Inc.	55,764	2,409,005
UMH Properties, Inc.	21,214	498,953
Weyerhaeuser Co.	291,672	12,022,720
		63,530,203
REITs - Manufactured Homes - 2.2%
Equity Lifestyle Properties, Inc.	68,291	5,277,528
Sun Communities, Inc.	45,559	7,998,794
		13,276,322
REITs - Office Buildings - 0.1%
Office Properties Income Trust	18,129	391,949
REITs - Office Property - 5.7%
Alexandria Real Estate Equities, Inc.	57,248	10,428,296
Boston Properties, Inc.	57,752	6,791,635
Brandywine Realty Trust (SBI)	67,067	782,672
City Office REIT, Inc.	17,401	258,231
Corporate Office Properties Trust (SBI)	43,611	1,163,978
Douglas Emmett, Inc.	68,814	2,027,260
Easterly Government Properties, Inc.	32,222	613,829
Equity Commonwealth (a)	40,843	1,069,678
Franklin Street Properties Corp.	38,249	197,365
Highwoods Properties, Inc. (SBI)	40,447	1,651,855
Hudson Pacific Properties, Inc.	58,682	1,366,117
JBG SMITH Properties	43,887	1,156,861
Kilroy Realty Corp.	41,096	2,876,720
Orion Office (REIT), Inc. (b)	22,490	301,816
Paramount Group, Inc.	66,928	636,485
Piedmont Office Realty Trust, Inc. Class A	45,591	734,015
SL Green Realty Corp.	26,044	1,802,766
Veris Residential, Inc. (a)	25,062	401,243
		34,260,822
REITs - Regional Malls - 2.8%
Simon Property Group, Inc.	127,823	15,083,114
Tanger Factory Outlet Centers, Inc.	42,132	679,589
The Macerich Co.	84,911	1,065,633
		16,828,336
REITs - Shopping Centers - 6.4%
Acadia Realty Trust (SBI)	32,728	684,670
Alexanders, Inc.	640	158,829
Brixmor Property Group, Inc.	116,992	2,969,257
Federal Realty Investment Trust (SBI)	27,567	3,226,993
Kimco Realty Corp.	241,405	6,114,789
Kite Realty Group Trust	85,330	1,902,859
Realty Income Corp.	219,715	15,239,432
Regency Centers Corp.	60,428	4,159,259
Retail Opportunity Investments Corp.	46,777	871,456
RPT Realty	31,318	416,216
Saul Centers, Inc.	5,661	292,164
Seritage Growth Properties (a)(b)	17,211	170,389
SITE Centers Corp.	67,319	1,070,372
Urban Edge Properties	47,099	880,280
Urstadt Biddle Properties, Inc. Class A	11,287	195,829
		38,352,794
REITs - Single Tenant - 1.2%
Agree Realty Corp.	27,814	1,889,127
Essential Properties Realty Trust, Inc.	51,362	1,232,688
Four Corners Property Trust, Inc.	29,356	806,116
Getty Realty Corp.	14,199	382,095
NETSTREIT Corp.	18,998	410,737
Spirit Realty Capital, Inc.	49,336	2,143,649
		6,864,412
REITs - Storage - 8.2%
CubeSmart	85,411	4,057,877
Extra Space Storage, Inc.	52,014	9,882,660
Iron Mountain, Inc.	112,657	6,053,061
Life Storage, Inc.	32,056	4,247,099
National Storage Affiliates Trust	34,439	1,949,247
Public Storage	61,141	22,713,882
		48,903,826
REITs - Warehouse/Industrial - 10.4%
Americold Realty Trust	103,905	2,741,014
EastGroup Properties, Inc.	16,078	3,014,625
First Industrial Realty Trust, Inc.	49,886	2,893,388
Industrial Logistics Properties Trust	25,046	404,743
Plymouth Industrial REIT, Inc.	14,373	346,677
Prologis (REIT), Inc.	286,935	45,992,813
Rexford Industrial Realty, Inc.	60,115	4,691,375
Terreno Realty Corp.	29,871	2,173,115
		62,257,750
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		569,217,396
Real Estate Management & Development - 4.4%
Diversified Real Estate Activities - 0.1%
The RMR Group, Inc.	4,970	135,582
The St. Joe Co.	13,106	697,370
		832,952
Real Estate Development - 0.3%
Forestar Group, Inc. (a)	8,149	132,910
Howard Hughes Corp. (a)	15,781	1,582,676
		1,715,586
Real Estate Operating Companies - 0.2%
FRP Holdings, Inc. (a)	1,781	100,644
Kennedy-Wilson Holdings, Inc.	43,480	980,474
		1,081,118
Real Estate Services - 3.8%
CBRE Group, Inc.	130,150	10,807,656
Cushman & Wakefield PLC (a)	52,969	948,145
Douglas Elliman, Inc.	26,429	160,160
eXp World Holdings, Inc. (b)	29,225	391,323
Jones Lang LaSalle, Inc. (a)	19,701	4,309,200
Marcus & Millichap, Inc.	9,234	413,591
Newmark Group, Inc.	75,941	922,683
Opendoor Technologies, Inc. (a)(b)	51,825	362,257
RE/MAX Holdings, Inc.	6,253	146,695
Realogy Holdings Corp. (a)	44,331	485,868
Redfin Corp. (a)(b)	41,266	460,116
Zillow Group, Inc.:
Class A (a)	27,108	1,047,724
Class C (a)(b)	63,294	2,520,367
		22,975,785
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		26,605,441
TOTAL COMMON STOCKS (Cost $451,909,036)		595,822,837

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (d) (Cost $99,089)	100,000	98,787

Money Market Funds - 1.0%
	Shares	Value ($)
Fidelity Cash Central Fund 0.32% (e)	1,646,007	1,646,336
Fidelity Securities Lending Cash Central Fund 0.32% (e)(f)	4,225,460	4,225,882
TOTAL MONEY MARKET FUNDS (Cost $5,872,218)		5,872,218

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $457,880,343)	601,793,842
NET OTHER ASSETS (LIABILITIES) - (0.7)% (g)	(4,283,214)
NET ASSETS - 100.0%	597,510,628

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CBOT Dow Jones U.S. Real Estate Index Contracts (United States)	25	Jun 2022	1,005,250	10,870	10,870
CME E-mini S&P MidCap 400 Index Contracts (United States)	3	Jun 2022	748,530	(6,287)	(6,287)

TOTAL FUTURES CONTRACTS					4,583
The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $98,787.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
(g)	Includes $13,649 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.32%	-	58,088,731	56,442,395	904	-	-	1,646,336	0.0%
Fidelity Securities Lending Cash Central Fund 0.32%	11,396,932	60,767,173	67,938,223	7,434	-	-	4,225,882	0.0%
Total	11,396,932	118,855,904	124,380,618	8,338	-	-	5,872,218

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.